Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	¥ (1,120)	¥ (788)	¥ 2,037
Reclassification adjustment included in net income, tax	981	559	(341)
Foreign currency translation adjustments
Net unrealized gains (losses), tax	2,813	9,385	2,921
Reclassification adjustment included in net income, tax	(1,296)	(809)	0
Defined benefit pension plans
Net unrealized gains (losses), tax	888	(2,422)	2,969
Reclassification adjustment included in net income, tax	23	(160)	(15)
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	2,045	(1,962)	(3,579)
Reclassification adjustment included in net income, tax	¥ 9,039	¥ 8,255	¥ 9,582